SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Leases
Right-of-use assets	$ 459,339	$ 598,508
Lease liabilities - current	362,343	429,687
Lease liabilities - non-current	110,344	182,380
Total lease liabilities	$ 472,687	$ 612,067